Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2020
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Disclosure of Exchange Rates of Local Currencies Translated to Mexican Pesos
The translation of assets and liabilities denominated in foreign currencies into Mexican pesos is for consolidation purposes and does not indicate that the Company could realize or settle the reported value of those assets and liabilities in Mexican pesos. Additionally, this does not indicate that the Company could return or distribute the reported Mexican peso value in equity to its shareholders.

	Exchange Rates of Local Currencies Translated to Mexican Pesos (1)
	Functional / Recording Currency	Average Exchange Rate as of		Exchange Rate as of
Country or Zone	Currency	June 30, 2020	June 30, 2019	June 30, 2020	December 31, 2019
Mexico	Mexican peso	1.00	1.00	1.00	1.00
Guatemala	Quetzal	2.89	2.50	2.98	2.45
Costa Rica	Colon	0.04	0.03	0.04	0.03
Panama	U.S. dollar	22.27	19.27	22.97	18.85
Colombia	Colombian peso	0.01	0.01	0.01	0.01
Nicaragua	Cordoba	0.65	0.58	0.67	0.56
Argentina	Argentine peso	0.32	0.44	0.33	0.31
Brazil	Reais	4.29	4.99	4.19	4.68
Uruguay	Uruguayan peso	0.52	0.55	0.54	0.51

(1)	Exchange rates published by the Central Bank of each country where the Company operates.

Disclosure of Recognition of Effects of Inflation in Countries with Hyperinflationary Economic Environments
As of June 30, 2020 and December 31, 2019, the operations of the Company are classified as follows:

Country	Cumulative Inflation 2017-2020	Type of Economy	Cumulative Inflation 2016-2019	Type of Economy
Mexico	12.8%	Non-hyperinflationary	13.2%	Non-hyperinflationary
Guatemala	11.4%	Non-hyperinflationary	11.8%	Non-hyperinflationary
Costa Rica	4.7%	Non-hyperinflationary	5.8%	Non-hyperinflationary
Panama	0.1%	Non-hyperinflationary	0.5%	Non-hyperinflationary
Colombia	9.7%	Non-hyperinflationary	11.0%	Non-hyperinflationary
Nicaragua	16.1%	Non-hyperinflationary	15.6%	Non-hyperinflationary
Argentina	192.5%	Hyperinflationary	179.4%	Hyperinflationary
Brazil	9.6%	Non-hyperinflationary	11.1%	Non-hyperinflationary
Uruguay	28.6%	Non-hyperinflationary	22.0%	Non-hyperinflationary